Identified Intangible Assets and Intangible Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets And Liabilities [Line Items]
Gross amount	$ 424,976	$ 505,203
Accumulated amortization	(199,821)	(252,121)
Net	225,155	253,082
Gross amount	657,976	622,685
Accumulated amortization	(329,775)	(295,768)
Net	328,201	326,917
Below Market Leases Net Of Above Market Leases [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization of Intangible Assets	37,516	41,970	39,815
2015	49,550
2016	37,894
2017	35,069
2018	34,166
2019	23,928
Other Identified Intangible Assets [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization of Intangible Assets	28,275	61,915	46,160
2015	25,735
2016	20,122
2017	16,619
2018	12,417
2019	10,470
Tenant Under Ground Leases [Member]
Finite-Lived Intangible Assets And Liabilities [Line Items]
Amortization of Intangible Assets	1,832	2,745	(403)
2015	1,832
2016	1,832
2017	1,832
2018	1,832
2019	$ 1,832